INCOME TAXES (Other - Narrative) (Details) $ in Thousands			12 Months Ended
	Oct. 11, 2014	Jan. 01, 2008	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
INCOME TAXES
Statutory tax rate (as a percent)			21.00%	35.00%
Change in deferred tax valuation allowance			$ (1,679)	$ 5,971	$ (3,015)
Income tax benefit related to tax credits			$ 0	$ 0	$ 0
China
INCOME TAXES
Foreign statutory tax rate (as a percent)			25.00%
Reduced tax rate for qualified high technology enterprises (as a percent)			15.00%
China | U T Starcom Telecom Co Ltd
INCOME TAXES
Reduced tax rate for qualified high technology enterprises (as a percent)	15.00%	15.00%
Number of subsidiaries approved for the reduced tax rate | item			1
Valid period for reduced income tax rate applicable to qualified high technology enterprise	3 years	3 years